Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Document Period End Date	Jun. 30, 2024
C000237197 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Real Estate Income ETF
Class Name	AXS Real Estate Income ETF
Trading Symbol	RINC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Real Estate Income ETF (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Real Estate Income ETF (RINC)	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Net Assets	$ 43,637,184
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 219,610
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,637,184
Total number of portfolio holdings	24
Total advisory fee paid/(reimbursed)	$219,610
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Arbor Realty Trust, Inc.	5.2%
Ladder Capital Corp.	4.8%
Redwood Trust, Inc.	4.7%
Ellington Financial, Inc.	4.5%
Franklin BSP Realty Trust, Inc.	4.5%
Two Harbors Investment Corp.	4.5%
ARMOUR Residential REIT, Inc.	4.4%
Starwood Property Trust, Inc.	4.4%
Rithm Capital Corp.	4.3%
Ready Capital Corp.	4.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Arbor Realty Trust, Inc.	5.2%
Ladder Capital Corp.	4.8%
Redwood Trust, Inc.	4.7%
Ellington Financial, Inc.	4.5%
Franklin BSP Realty Trust, Inc.	4.5%
Two Harbors Investment Corp.	4.5%
ARMOUR Residential REIT, Inc.	4.4%
Starwood Property Trust, Inc.	4.4%
Rithm Capital Corp.	4.3%
Ready Capital Corp.	4.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.